Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Zacks Trust
Entity Central Index Key	0001760588
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000244046
Shareholder Report [Line Items]
Fund Name	Zacks All-Cap Core Fund
Class Name	Institutional Class
Trading Symbol	CZOVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Zacks All-Cap Core Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.
Additional Information Phone Number	1-888 775-8351
Additional Information Website	https://zacksfunds.com/forms-and-resources.php#FundReports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 35,964,903
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 164,619
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$35,964,903
Number of Portfolio Holdings	108
Advisory Fee (net of waivers)	$164,619
Portfolio Turnover	18%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.3%
Money Market Funds	1.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Real Estate	1.0%
Money Market Funds	1.7%
Utilities	2.4%
Energy	2.6%
Consumer Staples	4.8%
Consumer Discretionary	8.9%
Industrials	9.6%
Health Care	12.1%
Communications	12.9%
Financials	13.1%
Technology	31.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	6.5%
Apple, Inc.	4.6%
Alphabet, Inc., Class A	4.5%
Microsoft Corporation	3.7%
Meta Platforms, Inc., Class A	3.4%
Amazon.com, Inc.	3.1%
Caterpillar, Inc.	2.1%
Broadcom, Inc.	1.9%
JPMorgan Chase & Company	1.9%
Walmart, Inc.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.
C000244048
Shareholder Report [Line Items]
Fund Name	Zacks Dividend Fund
Class Name	Institutional Class
Trading Symbol	ZDIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Zacks Dividend Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.
Additional Information Phone Number	1-888 775-8351
Additional Information Website	https://zacksfunds.com/forms-and-resources.php#FundReports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$109	1.05%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.05%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jan. 31, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 132,580,069
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 888,246
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$132,580,069
Number of Portfolio Holdings	73
Advisory Fee (net of waivers)	$888,246
Portfolio Turnover	17%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Materials	0.3%
Money Market Funds	0.6%
Utilities	3.2%
Real Estate	4.9%
Consumer Discretionary	4.9%
Energy	6.1%
Communications	7.0%
Consumer Staples	10.8%
Technology	12.1%
Health Care	13.0%
Industrials	14.9%
Financials	22.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	4.5%
Parker-Hannifin Corporation	3.2%
Caterpillar, Inc.	2.8%
Exxon Mobil Corporation	2.7%
Cisco Systems, Inc.	2.7%
Walmart, Inc.	2.6%
Johnson & Johnson	2.6%
Microsoft Corporation	2.4%
Blackrock, Inc.	2.4%
Philip Morris International, Inc.	2.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.
C000244047
Shareholder Report [Line Items]
Fund Name	Zacks Dividend Fund
Class Name	Investor Class
Trading Symbol	ZDIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Zacks Dividend Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.
Additional Information Phone Number	1-888 775-8351
Additional Information Website	https://zacksfunds.com/forms-and-resources.php#FundReports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$135	1.30%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.30%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 132,580,069
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 888,246
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$132,580,069
Number of Portfolio Holdings	73
Advisory Fee (net of waivers)	$888,246
Portfolio Turnover	17%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Materials	0.3%
Money Market Funds	0.6%
Utilities	3.2%
Real Estate	4.9%
Consumer Discretionary	4.9%
Energy	6.1%
Communications	7.0%
Consumer Staples	10.8%
Technology	12.1%
Health Care	13.0%
Industrials	14.9%
Financials	22.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	4.5%
Parker-Hannifin Corporation	3.2%
Caterpillar, Inc.	2.8%
Exxon Mobil Corporation	2.7%
Cisco Systems, Inc.	2.7%
Walmart, Inc.	2.6%
Johnson & Johnson	2.6%
Microsoft Corporation	2.4%
Blackrock, Inc.	2.4%
Philip Morris International, Inc.	2.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.
C000244050
Shareholder Report [Line Items]
Fund Name	Zacks Small-Cap Core Fund
Class Name	Institutional Class
Trading Symbol	ZSCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Zacks Small-Cap Core Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.
Additional Information Phone Number	1-888 775-8351
Additional Information Website	https://zacksfunds.com/forms-and-resources.php#FundReports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Insitutional	$114	1.14%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.14%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 29,879,450
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 159,005
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$29,879,450
Number of Portfolio Holdings	101
Advisory Fee (net of waivers)	$159,005
Portfolio Turnover	107%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Utilities	1.4%
Money Market Funds	1.4%
Energy	1.4%
Communications	2.1%
Consumer Staples	2.3%
Consumer Discretionary	2.5%
Real Estate	3.2%
Materials	6.0%
Health Care	7.4%
Technology	13.4%
Industrials	28.9%
Financials	30.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Great Lakes Dredge & Dock Corporation	2.1%
Comfort Systems USA, Inc.	2.0%
CS Disco, Inc.	2.0%
California BanCorporation	2.0%
Ponce Financial Group, Inc.	2.0%
SPX Technologies, Inc.	2.0%
Huron Consulting Group, Inc.	2.0%
Carpenter Technology Corporation	1.9%
Aveanna Healthcare Holdings, Inc.	1.9%
United Fire Group, Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.
C000244049
Shareholder Report [Line Items]
Fund Name	Zacks Small-Cap Core Fund
Class Name	Investor Class
Trading Symbol	ZSCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Zacks Small-Cap Core Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.
Additional Information Phone Number	1-888 775-8351
Additional Information Website	https://zacksfunds.com/forms-and-resources.php#FundReports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$139	1.39%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.39%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 29,879,450
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 159,005
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$29,879,450
Number of Portfolio Holdings	101
Advisory Fee (net of waivers)	$159,005
Portfolio Turnover	107%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Utilities	1.4%
Money Market Funds	1.4%
Energy	1.4%
Communications	2.1%
Consumer Staples	2.3%
Consumer Discretionary	2.5%
Real Estate	3.2%
Materials	6.0%
Health Care	7.4%
Technology	13.4%
Industrials	28.9%
Financials	30.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Great Lakes Dredge & Dock Corporation	2.1%
Comfort Systems USA, Inc.	2.0%
CS Disco, Inc.	2.0%
California BanCorporation	2.0%
Ponce Financial Group, Inc.	2.0%
SPX Technologies, Inc.	2.0%
Huron Consulting Group, Inc.	2.0%
Carpenter Technology Corporation	1.9%
Aveanna Healthcare Holdings, Inc.	1.9%
United Fire Group, Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.